Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. In this report, credit bureau scores refer to FICO® Scores obtained from TransUnion, based on the latest available information as at the cut-off date of the report and generally calculated in the same calendar quarter as this report. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link
and go to the Glossary tab in the Monthly Investor Report section:	http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(1)	Interest Basis	Rate Type
CB7	CHF500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB21	€1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB27	€410,500,000	1.4524599 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	USD$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE LIBOR +0.400%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ LIBOR +0.230%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ LIBOR +0.270%	Floating
CB37	€1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	USD$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month BA +0.140%	Floating
CB44	USD$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	SONIA +0.580%	Floating
CB46	€150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
CB47	€1,500,000,000	1.4505000 C$/€	$2,175,750,000	2027/01/21	0.010%	Fixed
CB48	€120,000,000	1.4529000 C$/€	$174,348,000	2040/01/24	0.667%	Fixed
CB49	£1,250,000,000	1.7234000 C$/£	$2,154,250,000	2025/01/30	SONIA +0.470%	Floating
CB50	€1,000,000,000	1.5600000 C$/€	$1,560,000,000	2025/03/25	0.125%	Fixed
CB51(2)	$2,500,000,000	N/A	$2,500,000,000	2021/04/24	3 month BA +0.100%	Floating
CB52	CHF200,000,000	1.4557000 C$/CHF	$291,140,000	2027/04/06	0.155%	Fixed
CB53(2)	$5,000,000,000	N/A	$5,000,000,000	2021/09/27	3 month BA +0.200%	Floating
CB54(2)	$5,000,000,000	N/A	$5,000,000,000	2022/09/27	3 month BA +0.450%	Floating
CB55(2)	$5,000,000,000	N/A	$5,000,000,000	2023/03/27	3 month BA +0.500%	Floating
CB56(2)	$5,000,000,000	N/A	$5,000,000,000	2023/09/27	3 month BA +0.600%	Floating
CB57	AUD$2,250,000,000	0.8909700 C$/AU$	$2,004,682,500	2023/04/24	3 month AUD BBSW +1.000%	Floating
CB58(2)	$5,000,000,000	N/A	$5,000,000,000	2023/12/01	3 month BA +0.450%	Floating
CB59(2)	$5,000,000,000	N/A	$5,000,000,000	2024/03/01	3 month BA +0.450%	Floating
Total			$70,316,895,450

OFSI Covered Bond Ratio: (3)(4)			2.51%	OFSI Covered Bond Ratio Limit: (3)		5.50%
OFSI Covered Bond Ratio: (3)			4.66%	OFSI Temporary Covered Bond Ratio Limit: (3)		10.00%

Weighted average maturity of Outstanding Covered Bonds (months)	33.78
Weighted average remaining term of Loans in Cover Pool (months)	29.89

Series Ratings	Moody's	DBRS	Fitch
CB7	Aaa	AAA	AAA
CB21	Aaa	AAA	AAA
CB22	Aaa	AAA	AAA
CB25	Aaa	AAA	AAA
CB27	Aaa	AAA	AAA
CB28	Aaa	AAA	AAA
CB30	Aaa	AAA	AAA
CB31	Aaa	AAA	AAA
CB33	Aaa	AAA	AAA
CB34	Aaa	AAA	AAA
CB35	Aaa	AAA	AAA
CB36	Aaa	AAA	AAA
CB37	Aaa	AAA	AAA
CB38	Aaa	AAA	AAA
CB39	Aaa	AAA	AAA
CB40	Aaa	AAA	AAA
CB41	Aaa	AAA	AAA
CB42	Aaa	AAA	AAA
CB43	Aaa	AAA	AAA
CB44	Aaa	AAA	AAA
CB45	Aaa	AAA	AAA
CB46	Aaa	AAA	AAA
CB47	Aaa	AAA	AAA
CB48	Aaa	AAA	AAA
CB49	Aaa	AAA	AAA
CB50	Aaa	AAA	AAA
CB51	Aaa	AAA	AAA
CB52	Aaa	AAA	AAA
CB53	Aaa	AAA	AAA
CB54	Aaa	AAA	AAA
CB55	Aaa	AAA	AAA
CB56	Aaa	AAA	AAA
CB57	Aaa	AAA	AAA
CB58	Aaa	AAA	AAA
CB59	Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(2) Issued for purpose of accessing Bank of Canada facilities.
(3) Per OSFI’s letter dated March 27, 2020, OSFI has provided temporary relief to allow Canadian federal deposit taking institutions to pledge covered bonds as collateral to the Bank of Canada by providing that assets pledged for covered bonds relative to total on-balance sheet assets not exceed 10.00% including instruments issued to the market and those pledged to Bank of Canada; provided that the maximum amount of pool assets relating to market instruments remains limited to 5.50%.
(4) Does not include assets pledged for covered bonds issued for the purpose of accessing Bank of Canada facilities.

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent (1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB32, CB51, CB53 to CB56, CB58 and CB59 is Royal Bank of Canada. The Paying Agent in respect of CB52 is UBS AG.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch
Senior Debt(1) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA+/AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (high)(dr)	F1+/AA+
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA+(dcr)
Rating Outlook	Stable	Stable	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA/AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA
Description of Ratings Triggers(3) (4)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.
Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset	Baa3 (cr)	n/a	BBB (long) (6)
Coverage/Amortization test on each Calculation Date
(b) Amounts received by the Cash Manager are required to be deposited directly into	P-1 (dr)	BBB (low)	F1 & A-(5)
the Transaction Account
(c) Amounts received by the Servicer are to be deposited directly to the GIC	P-1 (dr)	BBB (low)	F1 & A-(5)
Account and not provided to the Cash Manager
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer	P-1 (dr)	BBB (low)	F1 & A-(5)
them to the Cash Manager or GIC Account, as applicable, within 2 business days
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)
iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the
extent not already occurring) except as otherwise provided in the Covered Bond	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)
Swap Agreement
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bonds < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA (low) by DBRS and AA- by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$70,316,895,450

A = lower of (i) LTV Adjusted True Balance, and	$96,397,916,715	A (i)	$103,644,350,844
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$96,397,916,715
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$993,729,468
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$95,404,187,248

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and	$75,689,396,959	A(a)	$103,609,263,490*
(b) Cover Pool Collateral required to meet the Asset Coverage Test		A(b)	$75,689,396,959
B (C$ Equivalent of Outstanding Covered Bonds)	$70,316,895,450
Level of Overcollateralization (A/B)	107.64%
Regulatory OC Minimum	103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds	$72,544,250,576

A = LTV Adjusted Present Value	$105,205,734,778	Weighted Average Effective Yield of Performing Eligible Loans:	1.97%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$105,205,734,778

Intercompany Loan Balance

Guarantee Loan	$76,002,208,272
Demand Loan	$27,893,318,409
Total	$103,895,526,681

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
November 30, 2020	$427,178	0.00%

Cover Pool Flow of Funds

	30-Nov-2020		30-Oct-2020
Cash Inflows
Principal Receipts	$2,090,679,721	(1)	$2,242,614,369	(1)
Proceeds for sale of Loans	-		-
Draw on Intercompany Loan	-		-
Revenue Receipts	$245,076,959		$259,348,488
Swap receipts	$145,903,195	(2)	$155,390,682	(3)
Swap Breakage Fee	-		-
Cash Outflows
Swap payment	($245,076,959)	(2)	($259,348,488)	(3)
Intercompany Loan interest	($145,611,389)	(2)	($155,079,900)	(3)
Intercompany Loan principal	($2,090,679,721)	(1)(2)	($2,242,614,369)	(1)(3)
Purchase of Loans	-		-
Net inflows/(outflows)	$291,806		$310,781

(1) Includes Capitalized Interest on Loans. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included on a net basis in the Intercompany Loan principal.
(2) Cash settlement to occur on December 17, 2020.
(3) Cash settlement occurred on November 17, 2020.

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Cover Pool Summary Statistics

Previous Month Ending Balance	$105,766,365,802
Current Month Ending Balance	$103,667,826,699
Number of Mortgages in Pool	474,276
Average Mortgage Size	$218,581
Ten Largest Mortgages as a % of Current Month Ending Balance	0.02%
Number of Properties	405,518
Number of Borrowers	380,504
	Original(1)	Indexed (2)
Weighted Average LTV - Authorized	69.07%	56.97%
Weighted Average LTV - Drawn	61.26%	50.98%
Weighted Average LTV - Original Authorized	71.26%
Weighted Average Mortgage Rate	2.71%
Weighted Average Seasoning (Months)	23.45
Weighted Average Original Term (Months)	53.83
Weighted Average Remaining Term (Months)	29.89

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	473,451	99.83	$103,502,776,418	99.84
30 to 59 days past due	389	0.08	$85,772,560	0.08
60 to 89 days past due	102	0.02	$20,714,512	0.02
90 or more days past due	334	0.07	$58,563,209	0.06
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	51,838	10.93	$10,409,186,717	10.04
British Columbia	85,993	18.13	$22,770,903,652	21.97
Manitoba	17,234	3.63	$2,385,959,584	2.30
New Brunswick	8,671	1.83	$843,697,348	0.81
Newfoundland and Labrador	5,888	1.24	$840,023,936	0.81
Northwest Territories	14	0.00	$1,155,648	0.00
Nova Scotia	12,841	2.71	$1,533,890,153	1.48
Nunavut	1	0.00	$37,287	0.00
Ontario	208,737	44.01	$52,735,163,696	50.87
Prince Edward Island	1,675	0.35	$197,810,650	0.19
Quebec	67,232	14.18	$9,878,976,444	9.53
Saskatchewan	14,069	2.97	$2,058,000,057	1.99
Yukon	83	0.02	$13,021,527	0.01
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,349	0.28	$206,546,409	0.20
499 and below	458	0.10	$87,511,845	0.08
500 - 539	903	0.19	$188,476,200	0.18
540 - 559	762	0.16	$168,060,181	0.16
560 - 579	1,086	0.23	$244,797,042	0.24
580 - 599	1,543	0.33	$361,541,171	0.35
600 - 619	2,537	0.53	$594,843,336	0.57
620 - 639	4,444	0.94	$1,079,403,043	1.04
640 - 659	6,962	1.47	$1,735,152,173	1.67
660 - 679	10,993	2.32	$2,645,135,204	2.55
680 - 699	15,827	3.34	$3,823,607,924	3.69
700 - 719	21,097	4.45	$5,002,433,984	4.83
720 - 739	25,138	5.30	$5,949,904,293	5.74
740 - 759	28,093	5.92	$6,607,139,716	6.37
760 - 779	31,916	6.73	$7,602,709,070	7.33
780 - 799	37,854	7.98	$8,981,052,948	8.66
800 and above	283,314	59.74	$58,389,512,160	56.32
Total	474,276	100.00	$103,667,826,699	100.00

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	391,012	82.44	$83,037,266,071	80.10
Variable	83,264	17.56	$20,630,560,628	19.90
Total	474,276	100.00	$103,667,826,699	100.00

Mortgage Asset Type Distribution

Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	117,755	24.83	$33,971,475,658	32.77
Homeline Mortgage Segment	356,521	75.17	$69,696,351,041	67.23
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	418,434	88.23	$90,634,575,103	87.43
Non-Owner Occupied	55,842	11.77	$13,033,251,595	12.57
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	73,964	15.60	$18,171,278,698	17.53
2.0000% - 2.4999%	58,051	12.24	$13,073,333,729	12.61
2.5000% - 2.9999%	193,650	40.83	$42,954,861,454	41.44
3.0000% - 3.4999%	106,012	22.35	$22,226,517,157	21.44
3.5000% - 3.9999%	37,718	7.95	$6,574,148,639	6.34
4.0000% - 4.4999%	1,731	0.36	$197,033,663	0.19
4.5000% - 4.9999%	1,282	0.27	$229,137,326	0.22
5.0000% - 5.4999%	87	0.02	$8,083,711	0.01
5.5000% - 5.9999%	12	0.00	$736,428	0.00
6.0000% - 6.4999%	2	0.00	$345,298	0.00
6.5000% - 6.9999%	0	0.00	$0	0.00
7.0000% and above	1,767	0.37	$232,350,596	0.22
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	77,737	16.39	$14,627,009,336	14.11
12.00 - 23.99	106,755	22.51	$22,661,631,953	21.86
24.00 - 35.99	134,156	28.29	$30,649,930,496	29.57
36.00 - 47.99	90,986	19.18	$21,250,795,644	20.50
48.00 - 59.99	60,731	12.80	$13,738,745,643	13.25
60.00 - 71.99	3,369	0.71	$649,702,179	0.63
72.00 - 83.99	290	0.06	$41,548,498	0.04
84.00 - 119.99	247	0.05	$47,463,083	0.05
120.00 and above	5	0.00	$999,866	0.00
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	88,909	18.75	$18,042,446,450	17.40
12.00 - 23.99	160,069	33.75	$37,914,768,798	36.57
24.00 - 35.99	106,438	22.44	$23,281,015,096	22.46
36.00 - 59.99	116,727	24.61	$24,144,827,202	23.29
60.00 and above	2,133	0.45	$284,769,154	0.27
Total	474,276	100.00	$103,667,826,699	100.00

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	143,933	30.35	$7,644,136,744	7.37
100,000 - 149,999	70,857	14.94	$8,847,494,201	8.53
150,000 - 199,999	61,569	12.98	$10,737,271,995	10.36
200,000 - 249,999	48,912	10.31	$10,966,719,045	10.58
250,000 - 299,999	37,877	7.99	$10,372,750,049	10.01
300,000 - 349,999	27,182	5.73	$8,801,948,540	8.49
350,000 - 399,999	20,194	4.26	$7,551,238,937	7.28
400,000 - 449,999	14,637	3.09	$6,208,702,705	5.99
450,000 - 499,999	11,381	2.40	$5,395,036,524	5.20
500,000 - 549,999	8,424	1.78	$4,414,484,629	4.26
550,000 - 599,999	6,708	1.41	$3,850,947,456	3.71
600,000 - 649,999	4,795	1.01	$2,992,621,134	2.89
650,000 - 699,999	3,763	0.79	$2,536,218,262	2.45
700,000 - 749,999	2,818	0.59	$2,041,047,709	1.97
750,000 - 799,999	2,186	0.46	$1,691,997,329	1.63
800,000 - 849,999	1,682	0.35	$1,385,430,162	1.34
850,000 - 899,999	1,414	0.30	$1,236,033,520	1.19
900,000 - 949,999	1,212	0.26	$1,120,805,626	1.08
950,000 - 999,999	894	0.19	$870,349,544	0.84
1,000,000 and above	3,838	0.81	$5,002,592,590	4.83
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	63,797	13.45	$12,617,174,906	12.17
Detached	341,213	71.94	$75,691,402,291	73.01
Duplex	5,335	1.12	$782,725,989	0.76
Fourplex	1,243	0.26	$230,203,071	0.22
Other	508	0.11	$69,579,933	0.07
Row (Townhouse)	34,270	7.23	$7,955,568,361	7.67
Semi-detached	26,488	5.58	$6,067,594,940	5.85
Triplex	1,422	0.30	$253,577,208	0.24
Total	474,276	100.00	$103,667,826,699	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,767	3.89	$1,232,209,600	1.19
20.01 - 25.00	8,951	2.21	$1,305,509,107	1.26
25.01 - 30.00	14,617	3.60	$2,470,014,065	2.38
30.01 - 35.00	21,960	5.42	$4,227,910,135	4.08
35.01 - 40.00	28,519	7.03	$6,273,818,956	6.05
40.01 - 45.00	38,772	9.56	$8,441,404,226	8.14
45.01 - 50.00	39,571	9.76	$9,214,482,775	8.89
50.01 - 55.00	38,398	9.47	$10,023,629,836	9.67
55.01 - 60.00	41,989	10.35	$12,226,532,319	11.79
60.01 - 65.00	35,984	8.87	$11,010,659,729	10.62
65.01 - 70.00	42,022	10.36	$13,376,904,564	12.90
70.01 - 75.00	53,925	13.30	$16,071,326,603	15.50
75.01 - 80.00	15,002	3.70	$4,744,507,159	4.58
> 80.00	10,041	2.48	$3,048,917,623	2.94
Total	405,518	100.00	$103,667,826,699	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and below	55,467	13.68	$4,956,100,151	4.78
20.01 - 25.00	21,590	5.32	$3,602,955,621	3.48
25.01 - 30.00	25,519	6.29	$5,060,518,669	4.88
30.01 - 35.00	28,981	7.15	$6,648,766,833	6.41
35.01 - 40.00	32,310	7.97	$8,015,654,205	7.73
40.01 - 45.00	33,460	8.25	$8,683,411,139	8.38
45.01 - 50.00	33,404	8.24	$9,299,446,560	8.97
50.01 - 55.00	33,205	8.19	$10,194,213,746	9.83
55.01 - 60.00	33,961	8.37	$10,804,576,551	10.42
60.01 - 65.00	32,242	7.95	$10,522,219,712	10.15
65.01 - 70.00	34,527	8.51	$11,750,420,729	11.33
70.01 - 75.00	29,757	7.34	$10,159,799,492	9.80
75.01 - 80.00	8,658	2.14	$3,152,676,481	3.04
> 80.00	2,437	0.60	$817,066,810	0.79
Total	405,518	100.00	$103,667,826,699	100.00

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Provincial Distribution by Indexed LTV- Drawn and Aging Summary

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	$263,611,230	$164,572	$126,941	$254,963	$264,157,706
	20.01 - 25.00	$200,490,047	$17,799	$0	$106,838	$200,614,684
	25.01 - 30.00	$271,184,197	$458,848	$0	$281,868	$271,924,912
	30.01 - 35.00	$372,122,699	$452,655	$0	$678,677	$373,254,031
	35.01 - 40.00	$489,002,585	$725,583	$170,235	$1,059,976	$490,958,378
	40.01 - 45.00	$602,367,022	$810,204	$321,270	$2,086,665	$605,585,161
	45.01 - 50.00	$673,814,499	$0	$184,366	$1,139,756	$675,138,621
	50.01 - 55.00	$718,922,361	$718,754	$0	$482,213	$720,123,329
	55.01 - 60.00	$826,832,285	$2,126,531	$244,561	$1,847,927	$831,051,304
	60.01 - 65.00	$981,118,492	$772,503	$0	$1,265,089	$983,156,083
	65.01 - 70.00	$1,190,570,473	$1,409,014	$2,550,857	$3,947,280	$1,198,477,623
	70.01 - 75.00	$1,515,764,356	$1,437,004	$148,666	$3,022,985	$1,520,373,011
	75.01 - 80.00	$1,586,086,226	$1,510,724	$797,897	$1,562,818	$1,589,957,664
	> 80.00	$681,232,658	$2,174,586	$137,178	$869,787	$684,414,209
Total Alberta		$10,373,119,131	$12,778,776	$4,681,970	$18,606,841	$10,409,186,717

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	$1,489,595,641	$878,056	$400,822	$346,650	$1,491,221,169
	20.01 - 25.00	$1,019,115,185	$741,940	$165,808	$198,830	$1,020,221,763
	25.01 - 30.00	$1,414,251,056	$220,687	$1,046,325	$1,162,863	$1,416,680,931
	30.01 - 35.00	$1,799,493,979	$3,433,591	$1,073,351	$3,036,144	$1,807,037,065
	35.01 - 40.00	$2,034,832,831	$793,367	$0	$1,099,569	$2,036,725,768
	40.01 - 45.00	$1,997,155,199	$416,082	$115,288	$2,766,959	$2,000,453,529
	45.01 - 50.00	$1,880,184,230	$1,030,513	$701,723	$419,595	$1,882,336,061
	50.01 - 55.00	$1,915,501,620	$1,808,232	$0	$120,328	$1,917,430,180
	55.01 - 60.00	$1,864,326,552	$0	$591,930	$0	$1,864,918,482
	60.01 - 65.00	$2,211,717,833	$2,604,648	$417,573	$1,373,376	$2,216,113,430
	65.01 - 70.00	$1,838,129,389	$1,245,471	$0	$150,982	$1,839,525,842
	70.01 - 75.00	$1,924,850,650	$506,943	$0	$608,724	$1,925,966,317
	75.01 - 80.00	$1,262,856,976	$1,315,530	$0	$0	$1,264,172,506
	> 80.00	$88,100,611	$0	$0	$0	$88,100,611
Total British Columbia		$22,740,111,751	$14,995,061	$4,512,820	$11,284,020	$22,770,903,652

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	$64,362,649	$72,054	$0	$0	$64,434,703
	20.01 - 25.00	$45,590,574	$143,456	$0	$48,832	$45,782,862
	25.01 - 30.00	$66,617,561	$0	$0	$16,170	$66,633,730
	30.01 - 35.00	$91,695,688	$37,688	$0	$42,900	$91,776,276
	35.01 - 40.00	$124,120,737	$421,961	$0	$287,668	$124,830,366
	40.01 - 45.00	$151,549,579	$100,758	$0	$128,693	$151,779,030
	45.01 - 50.00	$186,473,455	$0	$86,497	$143,085	$186,703,037
	50.01 - 55.00	$210,667,925	$118,714	$0	$182,734	$210,969,373
	55.01 - 60.00	$246,806,131	$177,431	$0	$440,751	$247,424,313
	60.01 - 65.00	$306,047,648	$0	$0	$386,490	$306,434,138
	65.01 - 70.00	$409,623,958	$774,510	$256,074	$377,877	$411,032,419
	70.01 - 75.00	$393,544,648	$0	$114,440	$446,812	$394,105,901
	75.01 - 80.00	$80,130,333	$61,963	$0	$474,074	$80,666,370
	> 80.00	$3,387,064	$0	$0	$0	$3,387,064
Total Manitoba		$2,380,617,951	$1,908,536	$457,011	$2,976,086	$2,385,959,584

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	$31,838,742	$35,738	$0	$0	$31,874,480
	20.01 - 25.00	$24,322,445	$0	$0	$0	$24,322,445
	25.01 - 30.00	$31,383,769	$0	$0	$0	$31,383,769
	30.01 - 35.00	$51,277,017	$0	$0	$0	$51,277,017
	35.01 - 40.00	$64,737,254	$0	$0	$78,725	$64,815,979
	40.01 - 45.00	$78,215,434	$74,145	$99,314	$110,527	$78,499,420
	45.01 - 50.00	$85,381,500	$0	$0	$353,507	$85,735,007
	50.01 - 55.00	$79,396,607	$361,434	$0	$425,157	$80,183,199
	55.01 - 60.00	$75,706,429	$103,285	$85,055	$106,514	$76,001,284
	60.01 - 65.00	$92,334,884	$0	$0	$244,797	$92,579,681
	65.01 - 70.00	$110,507,154	$0	$0	$0	$110,507,154
	70.01 - 75.00	$104,246,750	$0	$87,065	$0	$104,333,815
	75.01 - 80.00	$6,558,430	$0	$0	$0	$6,558,430
	> 80.00	$5,625,668	$0	$0	$0	$5,625,668
Total New Brunswick		$841,532,085	$574,602	$271,434	$1,319,227	$843,697,348

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	$25,635,487	$0	$2,956	$39,760	$25,678,203
	20.01 - 25.00	$21,351,622	$73,775	$0	$0	$21,425,397
	25.01 - 30.00	$31,086,829	$0	$0	$35,335	$31,122,163
	30.01 - 35.00	$47,749,932	$0	$0	$0	$47,749,932
	35.01 - 40.00	$65,908,475	$0	$0	$0	$65,908,475
	40.01 - 45.00	$89,938,228	$0	$0	$0	$89,938,228
	45.01 - 50.00	$98,667,419	$126,099	$98,158	$86,134	$98,977,810
	50.01 - 55.00	$87,400,258	$0	$0	$555,782	$87,956,040
	55.01 - 60.00	$80,274,278	$0	$0	$0	$80,274,278
	60.01 - 65.00	$86,708,782	$0	$0	$0	$86,708,782
	65.01 - 70.00	$103,367,996	$0	$0	$0	$103,367,996
	70.01 - 75.00	$96,798,711	$0	$0	$0	$96,798,711
	75.01 - 80.00	$1,569,643	$0	$0	$0	$1,569,643
	> 80.00	$2,548,279	$0	$0	$0	$2,548,279
Total Newfoundland and Labrador		$839,005,937	$199,875	$101,114	$717,010	$840,023,936

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	$315,434	$0	$0	$0	$315,434
	20.01 - 25.00	$78,399	$0	$0	$0	$78,399
	25.01 - 30.00	$108,967	$0	$0	$0	$108,967
	30.01 - 35.00	$58,931	$0	$0	$0	$58,931
	35.01 - 40.00	$350,027	$0	$0	$0	$350,027
	40.01 - 45.00	$86,967	$0	$0	$0	$86,967
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$156,923	$0	$0	$0	$156,923
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$1,155,648	$0	$0	$0	$1,155,648

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	$58,123,309	$44,186	$160,415	$0	$58,327,910
	20.01 - 25.00	$38,408,673	$119,918	$0	$0	$38,528,591
	25.01 - 30.00	$54,904,900	$51,674	$0	$135,439	$55,092,013
	30.01 - 35.00	$75,918,406	$0	$0	$72,189	$75,990,595
	35.01 - 40.00	$103,256,881	$0	$0	$893,119	$104,150,000
	40.01 - 45.00	$134,438,270	$126,819	$280,722	$885,341	$135,731,152
	45.01 - 50.00	$159,441,851	$282,603	$0	$121,336	$159,845,790
	50.01 - 55.00	$169,021,001	$44,947	$0	$83,702	$169,149,650
	55.01 - 60.00	$219,520,538	$285,101	$0	$367,234	$220,172,873
	60.01 - 65.00	$237,479,273	$115,029	$0	$0	$237,594,302
	65.01 - 70.00	$161,579,877	$0	$0	$132,097	$161,711,974
	70.01 - 75.00	$106,968,295	$156,704	$0	$43,519	$107,168,519
	75.01 - 80.00	$6,556,557	$0	$0	$0	$6,556,557
	> 80.00	$3,870,229	$0	$0	$0	$3,870,229
Total Nova Scotia		$1,529,488,059	$1,226,981	$441,137	$2,733,975	$1,533,890,153

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$37,287	$0	$0	$0	$37,287
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$37,287	$0	$0	$0	$37,287

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	$2,560,120,429	$1,244,856	$312,483	$733,009	$2,562,410,777
	20.01 - 25.00	$1,917,572,118	$942,970	$465,048	$537,635	$1,919,517,772
	25.01 - 30.00	$2,712,648,786	$2,348,619	$473,409	$180,822	$2,715,651,636
	30.01 - 35.00	$3,561,079,544	$3,436,371	$322,461	$1,016,474	$3,565,854,850
	35.01 - 40.00	$4,268,725,763	$3,933,797	$1,485,850	$976,248	$4,275,121,659
	40.01 - 45.00	$4,485,153,650	$4,812,051	$0	$1,722,175	$4,491,687,876
	45.01 - 50.00	$4,812,030,600	$3,263,691	$667,828	$1,132,677	$4,817,094,795
	50.01 - 55.00	$5,415,840,134	$2,657,841	$208,752	$1,762,721	$5,420,469,448
	55.01 - 60.00	$5,757,866,538	$4,318,442	$191,742	$156,446	$5,762,533,168
	60.01 - 65.00	$5,156,261,686	$3,832,715	$0	$1,252,126	$5,161,346,527
	65.01 - 70.00	$6,677,475,404	$5,403,438	$1,918,482	$1,104,209	$6,685,901,533
	70.01 - 75.00	$5,167,049,442	$6,560,948	$2,738,796	$752,112	$5,177,101,298
	75.01 - 80.00	$166,767,976	$413,518	$0	$0	$167,181,494
	> 80.00	$13,290,865	$0	$0	$0	$13,290,865
Total Ontario		$52,671,882,934	$43,169,256	$8,784,852	$11,326,654	$52,735,163,696

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	$5,910,595	$0	$0	$0	$5,910,595
	20.01 - 25.00	$5,006,694	$0	$0	$0	$5,006,694
	25.01 - 30.00	$8,278,781	$0	$43,039	$0	$8,321,820
	30.01 - 35.00	$8,828,609	$70,326	$0	$0	$8,898,935
	35.01 - 40.00	$13,364,942	$0	$0	$0	$13,364,942
	40.01 - 45.00	$16,093,860	$0	$0	$0	$16,093,860
	45.01 - 50.00	$18,790,441	$0	$0	$0	$18,790,441
	50.01 - 55.00	$24,124,630	$0	$0	$0	$24,124,630
	55.01 - 60.00	$23,643,307	$0	$0	$0	$23,643,307
	60.01 - 65.00	$19,985,487	$156,767	$0	$0	$20,142,254
	65.01 - 70.00	$21,462,062	$0	$0	$0	$21,462,062
	70.01 - 75.00	$28,366,901	$0	$0	$0	$28,366,901
	75.01 - 80.00	$2,230,838	$0	$0	$0	$2,230,838
	> 80.00	$1,453,372	$0	$0	$0	$1,453,372
Total Prince Edward Island		$197,540,518	$227,093	$43,039	$0	$197,810,650

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	$369,543,161	$152,868	$0	$32,296	$369,728,325
	20.01 - 25.00	$259,923,838	$203,214	$13,495	$196,931	$260,337,478
	25.01 - 30.00	$364,438,639	$38,040	$0	$0	$364,476,679
	30.01 - 35.00	$495,447,600	$203,667	$0	$135,902	$495,787,169
	35.01 - 40.00	$639,330,719	$403,813	$12,900	$56,106	$639,803,538
	40.01 - 45.00	$859,733,910	$562,856	$0	$428,802	$860,725,568
	45.01 - 50.00	$1,117,107,287	$2,068,739	$222,689	$824,134	$1,120,222,849
	50.01 - 55.00	$1,337,475,294	$1,485,358	$100,435	$717,605	$1,339,778,692
	55.01 - 60.00	$1,511,379,230	$2,342,555	$211,501	$251,818	$1,514,185,104
	60.01 - 65.00	$1,252,504,410	$1,197,879	$204,857	$439,356	$1,254,346,502
	65.01 - 70.00	$1,003,004,754	$593,681	$45,926	$182,844	$1,003,827,206
	70.01 - 75.00	$619,337,919	$0	$0	$555,818	$619,893,738
	75.01 - 80.00	$27,272,989	$228,511	$0	$150,943	$27,652,444
	> 80.00	$8,211,153	$0	$0	$0	$8,211,153
Total Quebec		$9,864,710,903	$9,481,181	$811,803	$3,972,557	$9,878,976,444

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	$82,793,019	$85,139	$0	$8,879	$82,887,037
	20.01 - 25.00	$65,703,587	$84,700	$0	$63,737	$65,852,024
	25.01 - 30.00	$97,517,996	$0	$379,137	$116,859	$98,013,992
	30.01 - 35.00	$127,354,629	$0	$51,593	$389,966	$127,796,189
	35.01 - 40.00	$196,653,570	$249,338	$0	$259,746	$197,162,654
	40.01 - 45.00	$249,985,461	$83,811	$142,683	$964,886	$251,176,841
	45.01 - 50.00	$251,157,663	$216,912	$0	$1,768,410	$253,142,985
	50.01 - 55.00	$221,918,636	$0	$0	$950,494	$222,869,130
	55.01 - 60.00	$184,035,257	$0	$0	$230,182	$184,265,440
	60.01 - 65.00	$163,620,857	$0	$0	$0	$163,620,857
	65.01 - 70.00	$213,899,303	$0	$35,919	$654,905	$214,590,127
	70.01 - 75.00	$185,042,346	$491,300	$0	$0	$185,533,646
	75.01 - 80.00	$5,822,227	$0	$0	$0	$5,822,227
	> 80.00	$5,266,908	$0	$0	$0	$5,266,908
Total Saskatchewan		$2,050,771,460	$1,211,201	$609,332	$5,408,064	$2,058,000,057

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	$1,458,633	$0	$0	$0	$1,458,633
	20.01 - 25.00	$1,023,253	$0	$0	$0	$1,023,253
	25.01 - 30.00	$1,287,433	$0	$0	$0	$1,287,433
	30.01 - 35.00	$1,952,976	$0	$0	$218,774	$2,171,750
	35.01 - 40.00	$3,267,187	$0	$0	$0	$3,267,187
	40.01 - 45.00	$1,499,299	$0	$0	$0	$1,499,299
	45.01 - 50.00	$1,367,083	$0	$0	$0	$1,367,083
	50.01 - 55.00	$880,917	$0	$0	$0	$880,917
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$65,971	$0	$0	$0	$65,971
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$12,802,752	$0	$0	$218,774	$13,021,527

Grand Total		$103,502,776,418	$85,772,560	$20,714,512	$58,563,209	$103,667,826,699

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (%)

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.19	0.00	0.00	0.00	0.19
	25.01 - 30.00	0.26	0.00	0.00	0.00	0.26
	30.01 - 35.00	0.36	0.00	0.00	0.00	0.36
	35.01 - 40.00	0.47	0.00	0.00	0.00	0.47
	40.01 - 45.00	0.58	0.00	0.00	0.00	0.58
	45.01 - 50.00	0.65	0.00	0.00	0.00	0.65
	50.01 - 55.00	0.69	0.00	0.00	0.00	0.69
	55.01 - 60.00	0.80	0.00	0.00	0.00	0.80
	60.01 - 65.00	0.95	0.00	0.00	0.00	0.95
	65.01 - 70.00	1.15	0.00	0.00	0.00	1.16
	70.01 - 75.00	1.46	0.00	0.00	0.00	1.47
	75.01 - 80.00	1.53	0.00	0.00	0.00	1.53
	> 80.00	0.66	0.00	0.00	0.00	0.66
Total Alberta		10.01	0.01	0.00	0.02	10.04

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	1.44	0.00	0.00	0.00	1.44
	20.01 - 25.00	0.98	0.00	0.00	0.00	0.98
	25.01 - 30.00	1.36	0.00	0.00	0.00	1.37
	30.01 - 35.00	1.74	0.00	0.00	0.00	1.74
	35.01 - 40.00	1.96	0.00	0.00	0.00	1.96
	40.01 - 45.00	1.93	0.00	0.00	0.00	1.93
	45.01 - 50.00	1.81	0.00	0.00	0.00	1.82
	50.01 - 55.00	1.85	0.00	0.00	0.00	1.85
	55.01 - 60.00	1.80	0.00	0.00	0.00	1.80
	60.01 - 65.00	2.13	0.00	0.00	0.00	2.14
	65.01 - 70.00	1.77	0.00	0.00	0.00	1.77
	70.01 - 75.00	1.86	0.00	0.00	0.00	1.86
	75.01 - 80.00	1.22	0.00	0.00	0.00	1.22
	> 80.00	0.08	0.00	0.00	0.00	0.08
Total British Columbia		21.94	0.01	0.00	0.01	21.97

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.12	0.00	0.00	0.00	0.12
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.18	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.20	0.00	0.00	0.00	0.20
	55.01 - 60.00	0.24	0.00	0.00	0.00	0.24
	60.01 - 65.00	0.30	0.00	0.00	0.00	0.30
	65.01 - 70.00	0.40	0.00	0.00	0.00	0.40
	70.01 - 75.00	0.38	0.00	0.00	0.00	0.38
	75.01 - 80.00	0.08	0.00	0.00	0.00	0.08
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.30	0.00	0.00	0.00	2.30

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.08	0.00	0.00	0.00	0.08
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.09	0.00	0.00	0.00	0.09
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total New Brunswick		0.81	0.00	0.00	0.00	0.81

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.81	0.00	0.00	0.00	0.81

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.48	0.00	0.00	0.00	1.48

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	2.47	0.00	0.00	0.00	2.47
	20.01 - 25.00	1.85	0.00	0.00	0.00	1.85
	25.01 - 30.00	2.62	0.00	0.00	0.00	2.62
	30.01 - 35.00	3.44	0.00	0.00	0.00	3.44
	35.01 - 40.00	4.12	0.00	0.00	0.00	4.12
	40.01 - 45.00	4.33	0.00	0.00	0.00	4.33
	45.01 - 50.00	4.64	0.00	0.00	0.00	4.65
	50.01 - 55.00	5.22	0.00	0.00	0.00	5.23
	55.01 - 60.00	5.55	0.00	0.00	0.00	5.56
	60.01 - 65.00	4.97	0.00	0.00	0.00	4.98
	65.01 - 70.00	6.44	0.01	0.00	0.00	6.45
	70.01 - 75.00	4.98	0.01	0.00	0.00	4.99
	75.01 - 80.00	0.16	0.00	0.00	0.00	0.16
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		50.81	0.04	0.01	0.01	50.87

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.19	0.00	0.00	0.00	0.19

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	0.36	0.00	0.00	0.00	0.36
	20.01 - 25.00	0.25	0.00	0.00	0.00	0.25
	25.01 - 30.00	0.35	0.00	0.00	0.00	0.35
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.48
	35.01 - 40.00	0.62	0.00	0.00	0.00	0.62
	40.01 - 45.00	0.83	0.00	0.00	0.00	0.83
	45.01 - 50.00	1.08	0.00	0.00	0.00	1.08
	50.01 - 55.00	1.29	0.00	0.00	0.00	1.29
	55.01 - 60.00	1.46	0.00	0.00	0.00	1.46
	60.01 - 65.00	1.21	0.00	0.00	0.00	1.21
	65.01 - 70.00	0.97	0.00	0.00	0.00	0.97
	70.01 - 75.00	0.60	0.00	0.00	0.00	0.60
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Quebec		9.52	0.01	0.00	0.00	9.53

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.12	0.00	0.00	0.00	0.12
	35.01 - 40.00	0.19	0.00	0.00	0.00	0.19
	40.01 - 45.00	0.24	0.00	0.00	0.00	0.24
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.21	0.00	0.00	0.00	0.21
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.21	0.00	0.00	0.00	0.21
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		1.98	0.00	0.00	0.01	1.99

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.01	0.00	0.00	0.00	0.01

Grand Total		99.84	0.08	0.02	0.06	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below
	Score Unavailable	$30,472,475	0.03
	499 and below	$1,687,652	0.00
	500 - 539	$4,341,678	0.00
	540 - 559	$5,868,475	0.01
	560 - 579	$4,346,531	0.00
	580 - 599	$6,216,517	0.01
	600 - 619	$10,334,093	0.01
	620 - 639	$12,506,505	0.01
	640 - 659	$25,994,047	0.03
	660 - 679	$42,774,809	0.04
	680 - 699	$72,269,500	0.07
	700 - 719	$106,234,187	0.10
	720 - 739	$135,765,407	0.13
	740 - 759	$167,894,107	0.16
	760 - 779	$196,680,318	0.19
	780 - 799	$278,580,106	0.27
	800 and above	$3,856,438,562	3.72
Total		$4,958,404,973	4.78

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00
	Score Unavailable	$16,568,758	0.02
	499 and below	$1,309,989	0.00
	500 - 539	$3,504,513	0.00
	540 - 559	$3,690,445	0.00
	560 - 579	$1,791,326	0.00
	580 - 599	$5,225,508	0.01
	600 - 619	$8,056,850	0.01
	620 - 639	$16,954,405	0.02
	640 - 659	$32,410,066	0.03
	660 - 679	$41,950,259	0.04
	680 - 699	$71,483,451	0.07
	700 - 719	$97,501,386	0.09
	720 - 739	$133,054,838	0.13
	740 - 759	$139,175,508	0.13
	760 - 779	$174,945,523	0.17
	780 - 799	$235,589,728	0.23
	800 and above	$2,619,498,806	2.53
Total		$3,602,711,361	3.48

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00
	Score Unavailable	$20,738,044	0.02
	499 and below	$2,290,395	0.00
	500 - 539	$6,101,592	0.01
	540 - 559	$6,987,651	0.01
	560 - 579	$9,467,801	0.01
	580 - 599	$12,316,387	0.01
	600 - 619	$16,320,047	0.02
	620 - 639	$33,733,152	0.03
	640 - 659	$50,891,426	0.05
	660 - 679	$72,499,502	0.07
	680 - 699	$110,370,555	0.11
	700 - 719	$167,958,019	0.16
	720 - 739	$191,654,944	0.18
	740 - 759	$229,675,845	0.22
	760 - 779	$263,097,577	0.25
	780 - 799	$356,503,681	0.34
	800 and above	$3,510,128,715	3.39
Total		$5,060,735,333	4.88

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00
	Score Unavailable	$23,480,354	0.02
	499 and below	$6,412,353	0.01
	500 - 539	$11,656,998	0.01
	540 - 559	$8,487,751	0.01
	560 - 579	$11,087,264	0.01
	580 - 599	$14,295,779	0.01
	600 - 619	$26,186,370	0.03
	620 - 639	$46,597,670	0.04
	640 - 659	$64,994,071	0.06
	660 - 679	$124,057,862	0.12
	680 - 699	$169,046,035	0.16
	700 - 719	$246,566,905	0.24
	720 - 739	$287,973,529	0.28
	740 - 759	$341,858,565	0.33
	760 - 779	$397,380,644	0.38
	780 - 799	$491,658,556	0.47
	800 and above	$4,375,912,034	4.22
Total		$6,647,652,740	6.41

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00
	Score Unavailable	$24,888,115	0.02
	499 and below	$5,274,198	0.01
	500 - 539	$11,115,692	0.01
	540 - 559	$10,925,917	0.01
	560 - 579	$17,087,597	0.02
	580 - 599	$23,057,621	0.02
	600 - 619	$35,452,908	0.03
	620 - 639	$59,399,818	0.06
	640 - 659	$109,825,818	0.11
	660 - 679	$168,918,916	0.16
	680 - 699	$241,452,349	0.23
	700 - 719	$311,548,510	0.30
	720 - 739	$397,292,908	0.38
	740 - 759	$424,949,369	0.41
	760 - 779	$552,609,002	0.53
	780 - 799	$619,461,548	0.60
	800 and above	$5,003,198,687	4.83
Total		$8,016,458,972	7.73

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00
	Score Unavailable	$14,945,004	0.01
	499 and below	$8,733,789	0.01
	500 - 539	$20,892,342	0.02
	540 - 559	$12,817,980	0.01
	560 - 579	$23,822,304	0.02
	580 - 599	$30,803,971	0.03
	600 - 619	$50,011,401	0.05
	620 - 639	$91,673,047	0.09
	640 - 659	$126,678,310	0.12
	660 - 679	$196,284,893	0.19
	680 - 699	$290,013,980	0.28
	700 - 719	$387,178,758	0.37
	720 - 739	$476,156,164	0.46
	740 - 759	$514,237,245	0.50
	760 - 779	$588,667,300	0.57
	780 - 799	$749,934,796	0.72
	800 and above	$5,100,405,647	4.92
Total		$8,683,256,930	8.38

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00
	Score Unavailable	$11,877,623	0.01
	499 and below	$7,664,681	0.01
	500 - 539	$17,769,975	0.02
	540 - 559	$16,661,450	0.02
	560 - 579	$22,264,139	0.02
	580 - 599	$40,431,875	0.04
	600 - 619	$56,041,673	0.05
	620 - 639	$87,310,396	0.08
	640 - 659	$139,977,918	0.14
	660 - 679	$217,157,100	0.21
	680 - 699	$343,175,576	0.33
	700 - 719	$436,833,309	0.42
	720 - 739	$516,099,779	0.50
	740 - 759	$618,175,062	0.60
	760 - 779	$725,281,736	0.70
	780 - 799	$791,334,855	0.76
	800 and above	$5,251,297,331	5.07
Total		$9,299,354,480	8.97

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00
	Score Unavailable	$12,526,271	0.01
	499 and below	$9,248,665	0.01
	500 - 539	$21,235,881	0.02
	540 - 559	$18,061,916	0.02
	560 - 579	$22,343,490	0.02
	580 - 599	$32,819,259	0.03
	600 - 619	$51,461,750	0.05
	620 - 639	$96,745,951	0.09
	640 - 659	$173,259,299	0.17
	660 - 679	$252,221,379	0.24
	680 - 699	$391,324,142	0.38
	700 - 719	$515,739,303	0.50
	720 - 739	$599,386,484	0.58
	740 - 759	$713,430,154	0.69
	760 - 779	$795,651,138	0.77
	780 - 799	$988,380,474	0.95
	800 and above	$5,500,099,030	5.31
Total		$10,193,934,587	9.83

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00
	Score Unavailable	$16,986,206	0.02
	499 and below	$11,183,093	0.01
	500 - 539	$19,214,731	0.02
	540 - 559	$16,681,267	0.02
	560 - 579	$28,469,439	0.03
	580 - 599	$36,037,355	0.03
	600 - 619	$69,913,243	0.07
	620 - 639	$117,979,520	0.11
	640 - 659	$200,886,190	0.19
	660 - 679	$277,582,027	0.27
	680 - 699	$443,729,882	0.43
	700 - 719	$568,463,666	0.55
	720 - 739	$708,226,992	0.68
	740 - 759	$778,223,960	0.75
	760 - 779	$858,014,463	0.83
	780 - 799	$1,004,326,820	0.97
	800 and above	$5,648,550,697	5.45
Total		$10,804,469,552	10.42

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00
	Score Unavailable	$11,013,827	0.01
	499 and below	$8,265,423	0.01
	500 - 539	$15,260,275	0.01
	540 - 559	$15,911,824	0.02
	560 - 579	$25,876,403	0.02
	580 - 599	$41,694,944	0.04
	600 - 619	$58,834,499	0.06
	620 - 639	$121,050,908	0.12
	640 - 659	$193,752,114	0.19
	660 - 679	$315,310,400	0.30
	680 - 699	$427,859,460	0.41
	700 - 719	$560,276,642	0.54
	720 - 739	$650,699,316	0.63
	740 - 759	$736,726,589	0.71
	760 - 779	$849,438,111	0.82
	780 - 799	$995,710,549	0.96
	800 and above	$5,494,361,267	5.30
Total		$10,522,042,555	10.15

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00
	Score Unavailable	$13,668,744	0.01
	499 and below	$15,044,878	0.01
	500 - 539	$26,088,767	0.03
	540 - 559	$20,296,693	0.02
	560 - 579	$29,260,334	0.03
	580 - 599	$52,180,824	0.05
	600 - 619	$86,361,611	0.08
	620 - 639	$163,191,060	0.16
	640 - 659	$278,066,271	0.27
	660 - 679	$379,820,725	0.37
	680 - 699	$522,192,475	0.50
	700 - 719	$660,266,978	0.64
	720 - 739	$775,451,804	0.75
	740 - 759	$855,121,148	0.82
	760 - 779	$958,214,652	0.92
	780 - 799	$1,102,333,339	1.06
	800 and above	$5,812,843,630	5.61
Total		$11,750,403,934	11.33

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00
	Score Unavailable	$6,980,362	0.01
	499 and below	$6,158,250	0.01
	500 - 539	$21,396,236	0.02
	540 - 559	$23,045,436	0.02
	560 - 579	$36,203,375	0.03
	580 - 599	$49,154,472	0.05
	600 - 619	$92,874,028	0.09
	620 - 639	$177,659,853	0.17
	640 - 659	$241,346,239	0.23
	660 - 679	$390,221,088	0.38
	680 - 699	$514,023,057	0.50
	700 - 719	$678,186,018	0.65
	720 - 739	$763,114,962	0.74
	740 - 759	$762,983,374	0.74
	760 - 779	$916,444,161	0.88
	780 - 799	$1,015,679,607	0.98
	800 and above	$4,464,237,308	4.31
Total		$10,159,707,827	9.80

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00
	Score Unavailable	$1,643,058	0.00
	499 and below	$3,774,505	0.00
	500 - 539	$8,397,720	0.01
	540 - 559	$6,171,102	0.01
	560 - 579	$5,944,079	0.01
	580 - 599	$11,769,114	0.01
	600 - 619	$22,946,226	0.02
	620 - 639	$38,192,407	0.04
	640 - 659	$70,301,970	0.07
	660 - 679	$113,926,339	0.11
	680 - 699	$167,548,304	0.16
	700 - 719	$197,050,215	0.19
	720 - 739	$233,729,815	0.23
	740 - 759	$242,667,566	0.23
	760 - 779	$258,024,986	0.25
	780 - 799	$286,083,381	0.28
	800 and above	$1,484,354,309	1.43
Total		$3,152,525,096	3.04

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00
	Score Unavailable	$757,568	0.00
	499 and below	$463,974	0.00
	500 - 539	$1,499,800	0.00
	540 - 559	$2,452,273	0.00
	560 - 579	$6,832,959	0.01
	580 - 599	$5,537,544	0.01
	600 - 619	$10,048,636	0.01
	620 - 639	$16,408,348	0.02
	640 - 659	$26,768,432	0.03
	660 - 679	$52,409,904	0.05
	680 - 699	$59,119,158	0.06
	700 - 719	$68,630,090	0.07
	720 - 739	$81,297,350	0.08
	740 - 759	$82,021,222	0.08
	760 - 779	$68,259,457	0.07
	780 - 799	$65,475,507	0.06
	800 and above	$268,186,138	0.26
Total		$816,168,359	0.79

Grand Total		$103,667,826,699	100.00

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report Appendix

Housing Price Index Methodology
Indexation Methodology

The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at	www.housepriceIndex.ca

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitanareas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuationto the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index

The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan

The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report – November 30, 2020	Page 20 of 20